M-Systems Flash Disk Pioneers Ltd.

7 Atir Yeda St., Kfar Saba, Israel 44425

Date: October 17, 2005

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0305

Attention:  Mr. Mark P. Shuman

Re:   M-Systems Flash Disk Pioneers Ltd. (the "Company") - Registration Statement on Form F-3 (File Number 333-126774)

Dear Mr. Shuman,

Please be informed that, simultaneously herewith, the Company is filing an amendment (Amendment No. 3) to its registration statement on Form F-3 (File Number 333-126774), amending certain information included in Amendment No. 2 to such registration statement, which was filed with the Securities and Exchange Commission on October 7, 2005.  For your convenience, we have also sent you by facsimile the pages in Amendment No. 3 showing changes to Amendment No. 2.

Should you wish to discuss the enclosed materials at any time, please do not hesitate to contact the undersigned at +972-9-764-5000.

Sincerely,

Donna Gershowitz

General Counsel

M-Systems Flash Disk Pioneers Ltd.

Cc:  Clifford M.J. Felig, Adv.

       Meitar Liquornik Geva & Leshem Brandwein

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